SUBSEQUENT EVENTS	3 Months Ended
Jul. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

Subsequent events were evaluated through September 20, 2021 which is the date the financial statements were available to be issued. There were no events that would require additional disclosure at the time of financial statement presentation.